Supplemental Guarantor Condensed Consolidating Financial Statements - Schedule of Financial Position (Details) - USD ($) $ in Millions		Mar. 31, 2015	Dec. 31, 2014		Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents		$ 340	$ 358		$ 409	$ 425		$ 608	$ 486
Accounts receivable, net of allowance for doubtful accounts		1,715	1,752			1,764
Settlement assets		7,688	7,555	[1]		7,542	[1]
Intercompany notes receivable		0	0			0
Other current assets		414	289			345
Total current assets		10,157	9,954			10,076
Property and equipment, net of accumulated depreciation		908	930			849
Goodwill		16,861	17,017			17,248		17,283
Customer relationships, net of accumulated amortization		2,471	2,604			3,162
Other intangibles, net of accumulated amortization		1,757	1,745			1,720
Investment in affiliates		1,088	1,101			1,334
Long-term settlement assets	[1]		3			15
Accounts receivable, net of allowance for doubtful accounts		0	0			0
Long-term intercompany notes receivable		0	0			0
Long-term deferred tax assets		0	0			0
Other long-term assets		896	915			836
Investment in consolidated subsidiaries		0	0			0
Total assets		34,138	34,269			35,240
Current liabilities:
Accounts payable		265	280			288
Short-term and current portion of long-term borrowings		496	161			146
Settlement obligations		7,689	7,557	[1]		7,553	[1]
Intercompany notes payable		0	0			0
Other current liabilities		1,297	1,533			1,631
Total current liabilities		9,747	9,531			9,618
Long-term borrowings		20,641	20,711			22,557
Long-term deferred tax liabilities		530	521			553
Long-term intercompany payables		0	0			0
Long-term intercompany notes payable		0	0			0
Other long-term liabilities		790	788			750
Total liabilities		31,708	31,551			33,478
Redeemable equity interest		0	0			0
Redeemable noncontrolling interest		78	70		71	69		68
First Data Corporation stockholder’s (deficit) equity		(723)	(452)			(1,490)
Noncontrolling interests		3,075	3,100			3,183
Equity of consolidated alliance		0	0			0
Total equity		2,352	2,648		1,468	1,693		2,626	3,408
Total liabilities and equity		34,138	34,269			35,240
Reportable legal entities | FDC Parent Company
Current assets:
Cash and cash equivalents		13	0		7	36		227	162
Accounts receivable, net of allowance for doubtful accounts		11	8			6
Settlement assets		0	0	[1]		0	[1]
Intercompany notes receivable		3,412	3,375			21
Other current assets		158	44			64
Total current assets		3,594	3,427			127
Property and equipment, net of accumulated depreciation		35	33			28
Goodwill		0	0			0
Customer relationships, net of accumulated amortization		0	0			0
Other intangibles, net of accumulated amortization		604	603			605
Investment in affiliates		5	0			0
Long-term settlement assets	[1]		0			0
Accounts receivable, net of allowance for doubtful accounts		7,118	6,064			4,818
Long-term intercompany notes receivable		321	320			3,537
Long-term deferred tax assets		654	671			850
Other long-term assets		371	397			361
Investment in consolidated subsidiaries		24,364	24,474			24,393
Total assets		37,066	35,989			34,719
Current liabilities:
Accounts payable		9	9			10
Short-term and current portion of long-term borrowings		392	20			4
Settlement obligations		0	0	[1]		0	[1]
Intercompany notes payable		311	309			17
Other current liabilities		349	583			686
Total current liabilities		1,061	921			717
Long-term borrowings		20,523	20,578			22,470
Long-term deferred tax liabilities		0	0			0
Long-term intercompany payables		15,649	14,397			12,172
Long-term intercompany notes payable		9	9			290
Other long-term liabilities		547	536			560
Total liabilities		37,789	36,441			36,209
Redeemable equity interest		0	0			0
Redeemable noncontrolling interest		0	0			0
First Data Corporation stockholder’s (deficit) equity		(723)	(452)			(1,490)
Noncontrolling interests		0	0			0
Equity of consolidated alliance		0	0			0
Total equity		(723)	(452)			(1,490)
Total liabilities and equity		37,066	35,989			34,719
Reportable legal entities | Guarantor Subsidiaries
Current assets:
Cash and cash equivalents		27	23		21	33		23	25
Accounts receivable, net of allowance for doubtful accounts		786	729			776
Settlement assets		3,549	3,849	[1]		3,786	[1]
Intercompany notes receivable		311	307			0
Other current assets		145	119			180
Total current assets		4,818	5,027			4,775
Property and equipment, net of accumulated depreciation		619	619			540
Goodwill		9,088	9,085			9,090
Customer relationships, net of accumulated amortization		1,404	1,469			1,732
Other intangibles, net of accumulated amortization		647	623			517
Investment in affiliates		934	948			1,143
Long-term settlement assets	[1]		0			0
Accounts receivable, net of allowance for doubtful accounts		15,283	14,442			11,379
Long-term intercompany notes receivable		1	1			289
Long-term deferred tax assets		0	0			0
Other long-term assets		325	317			346
Investment in consolidated subsidiaries		5,304	5,331			5,714
Total assets		38,423	37,862			35,525
Current liabilities:
Accounts payable		152	171			172
Short-term and current portion of long-term borrowings		68	64			66
Settlement obligations		3,549	3,849	[1]		3,786	[1]
Intercompany notes payable		3,385	3,346			0
Other current liabilities		544	528			531
Total current liabilities		7,698	7,958			4,555
Long-term borrowings		117	131			77
Long-term deferred tax liabilities		1,029	1,024			1,240
Long-term intercompany payables		8,508	7,804			5,933
Long-term intercompany notes payable		259	260			3,450
Other long-term liabilities		223	225			229
Total liabilities		17,834	17,402			15,484
Redeemable equity interest		0	0			0
Redeemable noncontrolling interest		0	0			0
First Data Corporation stockholder’s (deficit) equity		20,589	20,460			20,041
Noncontrolling interests		0	0			0
Equity of consolidated alliance		0	0			0
Total equity		20,589	20,460			20,041
Total liabilities and equity		38,423	37,862			35,525
Reportable legal entities | Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents		300	335		381	356		358	299
Accounts receivable, net of allowance for doubtful accounts		918	1,015			982
Settlement assets		4,139	3,706	[1]		3,756	[1]
Intercompany notes receivable		0	0			17
Other current assets		111	126			101
Total current assets		5,468	5,182			5,212
Property and equipment, net of accumulated depreciation		254	278			281
Goodwill		7,773	7,932			8,158
Customer relationships, net of accumulated amortization		1,067	1,135			1,430
Other intangibles, net of accumulated amortization		506	519			598
Investment in affiliates		149	153			191
Long-term settlement assets	[1]		3			15
Accounts receivable, net of allowance for doubtful accounts		5,406	5,135			5,036
Long-term intercompany notes receivable		9	9			0
Long-term deferred tax assets		0	0			0
Other long-term assets		290	298			238
Investment in consolidated subsidiaries		0	0			0
Total assets		20,922	20,644			21,159
Current liabilities:
Accounts payable		104	100			106
Short-term and current portion of long-term borrowings		36	77			76
Settlement obligations		4,140	3,708	[1]		3,767	[1]
Intercompany notes payable		27	27			21
Other current liabilities		404	422			414
Total current liabilities		4,711	4,334			4,384
Long-term borrowings		1	2			10
Long-term deferred tax liabilities		155	168			163
Long-term intercompany payables		3,650	3,440			3,128
Long-term intercompany notes payable		63	61			86
Other long-term liabilities		110	124			70
Total liabilities		8,690	8,129			7,841
Redeemable equity interest		78	70			69
Redeemable noncontrolling interest		0	0			0
First Data Corporation stockholder’s (deficit) equity		5,994	6,241			6,873
Noncontrolling interests		98	101			90
Equity of consolidated alliance		6,062	6,103			6,286
Total equity		12,154	12,445			13,249
Total liabilities and equity		20,922	20,644			21,159
Consolidation Adjustments
Current assets:
Cash and cash equivalents		0	0		$ 0	0		$ 0	$ 0
Accounts receivable, net of allowance for doubtful accounts		0	0			0
Settlement assets		0	0	[1]		0	[1]
Intercompany notes receivable		(3,723)	(3,682)			(38)
Other current assets		0	0			0
Total current assets		(3,723)	(3,682)			(38)
Property and equipment, net of accumulated depreciation		0	0			0
Goodwill		0	0			0
Customer relationships, net of accumulated amortization		0	0			0
Other intangibles, net of accumulated amortization		0	0			0
Investment in affiliates		0	0			0
Long-term settlement assets	[1]		0			0
Accounts receivable, net of allowance for doubtful accounts		(27,807)	(25,641)			(21,233)
Long-term intercompany notes receivable		(331)	(330)			(3,826)
Long-term deferred tax assets		(654)	(671)			(850)
Other long-term assets		(90)	(97)			(109)
Investment in consolidated subsidiaries		(29,668)	(29,805)			(30,107)
Total assets		(62,273)	(60,226)			(56,163)
Current liabilities:
Accounts payable		0	0			0
Short-term and current portion of long-term borrowings		0	0			0
Settlement obligations		0	0	[1]		0	[1]
Intercompany notes payable		(3,723)	(3,682)			(38)
Other current liabilities		0	0			0
Total current liabilities		(3,723)	(3,682)			(38)
Long-term borrowings		0	0			0
Long-term deferred tax liabilities		(654)	(671)			(850)
Long-term intercompany payables		(27,807)	(25,641)			(21,233)
Long-term intercompany notes payable		(331)	(330)			(3,826)
Other long-term liabilities		(90)	(97)			(109)
Total liabilities		(32,605)	(30,421)			(26,056)
Redeemable equity interest		(78)	(70)			(69)
Redeemable noncontrolling interest		78	70			69
First Data Corporation stockholder’s (deficit) equity		(26,583)	(26,701)			(26,914)
Noncontrolling interests		2,977	2,999			3,093
Equity of consolidated alliance		(6,062)	(6,103)			(6,286)
Total equity		(29,668)	(29,805)			(30,107)
Total liabilities and equity		$ (62,273)	$ (60,226)			$ (56,163)

[1]	The majority of the Guarantor settlement assets relate to FDC’s merchant acquiring business. FDC believes the settlement assets are not available to satisfy any claims other than those related to the settlement liabilities.